SCHEDULE OF SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Short term loans	$ 1,166	$ 1,403
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Short term loans	1,064	1,114
Current portion of long-term loans	102	289
Short term loans and current portion of long-term loans	$ 1,166	$ 1,403
Short-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.20%
Short-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.50%